Inventory - Summary of Inventory (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Classes of current inventories [abstract]
Finished goods	$ 105,539	$ 62,410
Raw materials	61,866	80,606
WIP	2,152	6,039
Total Inventory	$ 169,557	$ 149,055